Stock Incentive Plans (Details) - Schedule of weighted average calculated fair value of the options granted to employees - Black-Scholes Option-Pricing Model [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock Incentive Plans (Details) - Schedule of weighted average calculated fair value of the options granted to employees [Line Items]
Fair Value of Common Stock (in Dollars per share)	$ 40.83	$ 20.37
Dividend yield	0.00%	0.00%
Expected volatility	42.00%	44.00%
Expected term (years)	6 years 3 days	5 years 11 months 1 day
Risk free interest rate	1.14%	0.64%